ORGANIZATION	9 Months Ended
Dec. 31, 2021
ORGANIZATION
ORGANIZATION

1.   ORGANIZATION

Just Energy Group Inc. (“Just Energy” or the “Company”) is a corporation established under the laws of Canada to hold securities of its directly or indirectly owned operating subsidiaries and affiliates. The registered office of Just Energy is First Canadian Place, 100 King Street West, Toronto, Ontario, Canada. The Interim Condensed Consolidated Financial Statements consist of Just Energy and its subsidiaries and affiliates. The Interim Condensed Consolidated Financial Statements were approved by the Board of Directors on February 16, 2022.

In February 2021, the State of Texas experienced extremely cold weather (the “Weather Event”). The Weather Event led to increased electricity demand and sustained high prices from February 13, 2021 through February 20, 2021. As a result of the losses sustained and without sufficient liquidity to pay the corresponding invoices from the Electric Reliability Council of Texas, Inc. (“ERCOT”) when due, on March 9, 2021, Just Energy applied for and received creditor protection under the Companies’ Creditors Arrangement Act (Canada) (“CCAA”) from the Ontario Superior Court of Justice (Commercial List) (the “Ontario Court”) and under Chapter 15 (“Chapter 15”) of the Bankruptcy Code in the United States from the Bankruptcy Court of the Southern District of Texas, Houston Division (the “Court Orders” or “CCAA Proceedings”). Protection under the Court Orders allows Just Energy to operate while it restructures its capital structure.

As part of the CCAA filing, the Company entered into a USD $125 million Debtor-In-Possession (“DIP Facility”) financing with certain affiliates of Pacific Investment Management Company. The Company entered into Qualifying Support Agreements with its largest commodity supplier and ISO services provider. The Company entered a Lender Support Agreement with the lenders under its Credit Facility (refer to Note 9(c)). The filings and associated USD $125 million DIP Facility arranged by the Company, enabled Just Energy to continue all operations without interruption throughout the United States (“U.S.”) and Canada and to continue making payments required by ERCOT and satisfy other regulatory obligations.

On February 9, 2022, the stay period under the CCAA Proceedings was extended by the Ontario Court to March 4, 2022.

In connection with the CCAA Proceedings, the Company has identified the following obligations that are subject to compromise:

Amounts in 000's

Trade and other payables	$585,674
Current portion of long-term debt	464,023
Total liabilities subject to compromise	$1,049,697

On September 15, 2021, the Ontario Court approved the Company’s request to establish a claims process to identify and determine claims against the Company and its subsidiaries that are subject to the ongoing CCAA Proceedings (the “Claims Procedure Order”). As part of the CCAA Proceedings and in accordance with the Claims Procedure Order, Just Energy continues to review and determine which claims will be allowed, modified or disallowed, which may result in additional liabilities subject to compromise that are not currently reflected in the Interim Condensed Consolidated Financial Statements. Please see Note 16(b) for further information.

The common shares of the Company are listed on the TSX Venture Exchange, under the symbol “JE” and on the OTC Pink Market under the symbol “JENGQ”.

On June 16, 2021, Texas House Bill 4492 (“HB 4492”) became law in Texas.  HB 4492 provides a mechanism for recovery of (i) ancillary service charges above USD $9,000/MWh during the Weather Event; (ii) reliability deployment price adders charged by the ERCOT during the Weather Event; and (iii) amounts owed to ERCOT due to defaults of competitive market participants, which were subsequently “short-paid” to market participants, including Just Energy, (collectively, the “Costs”), incurred by various parties, including the Company, during the Weather Event, through certain securitization structures.

On October 13, 2021, the Public Utility Commission of Texas (“PUCT”) approved the financing order (“Final Order”) authorizing the securitization of these costs by ERCOT. On December 7, 2021, ERCOT filed its calculation with the PUCT in accordance with the PUCT final order implementing HB 4492. The Company is expecting to receive reimbursement of Costs in the amount of approximately USD $147.5 million (the “Cost Recovery”). The Cost Recovery is expected to be received in the Spring of 2022. Management determined that the Company has reasonable assurance as defined under IAS 20, Accounting for government grants and assistance to receive the Cost Recovery. The Company has recorded the Cost Recovery in the three months ended December 31, 2021, as a receivable and a corresponding decrease to cost of goods sold.